Income Taxes - Components of income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal - current	$ 0	$ 0
State and local - current	16,000	12,000
Federal - deferred	8,000	6,000
State and local - deferred	1,000	1,000
Total income tax expense	$ 25,000	$ 19,000